BALANCE SHEET DETAILS	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]
3.	BALANCE SHEET DETAILS

Prepaid expenses and other current assets:

	Year Ended December 31,
	2013	2012

Prepaid expenses	$91,853	$409,710
Deferred financing costs	109,233	46,909
Other	14,100	64,001
Total	$215,186	$520,620

Accrued liabilities:

	Year Ended December 31,
	2013	2012

Accrued compensation and related benefits	$266,407	$18,746
Series D Convertible Preferred dividend	25,987	—
Total	$292,394	$18,746

Related party liabilities:

	Year Ended December 31,
	2013	2012

Promissory note	$222,083	$222,083
Accrued interest	25,884	21,442
Total	$247,967	$243,525

This promissory note dated March 5, 2008 is due and payable March 5, 2015 and carries a annual interest rate of 2%. The note can be converted at the option of the Company based upon the FMV of common stock as of the date of issuance at the closing price quoted on the exchange on which the Company’s common stock is listed. The conversion price as at December is $0.0798, and would convert to 3,107,356 shares.